UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Meisenbach Capital Management, Inc.
Address: 12636 High Bluff Drive, Suite 220
         San Diego, CA  92130

13F File Number:  28-10023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew H. Wilbur, CFA
Title:     Chief Financial Officer
Phone:     858.259.4990

Signature, Place, and Date of Signing:

      /s/ Andrew H. Wilbur     San Diego, CA     January 10, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $106,230 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     1046    13500 SH       SOLE                    13500        0        0
AIR PRODS & CHEMS INC          COM              009158106     1006    17000 SH       SOLE                    17000        0        0
ALTRIA GROUP INC               COM              02209S103     1039    13900 SH       SOLE                    13900        0        0
ANHEUSER BUSCH COS INC         COM              035229103     2578    60000 SH       SOLE                    60000        0        0
ASSURANT INC                   COM              04621X108     2514    57800 SH       SOLE                    57800        0        0
BIOGEN IDEC INC                COM              09062X103      525    11600 SH       SOLE                    11600        0        0
BJ SVCS CO                     COM              055482103     2384    65000 SH       SOLE                    65000        0        0
CAMECO CORP                    COM              13321L108     3170    50000 SH       SOLE                    50000        0        0
CHEVRON CORP NEW               COM              166764100     3406    60000 SH       SOLE                    60000        0        0
CONOCOPHILLIPS                 COM              20825C104     4073    70000 SH       SOLE                    70000        0        0
E M C CORP MASS                COM              268648102     2540   186500 SH       SOLE                   186500        0        0
ELAN PLC                       ADR              284131208      556    39900 SH       SOLE                    39900        0        0
EXXON MOBIL CORP               COM              30231G102     3370    60000 SH       SOLE                    60000        0        0
FIDELITY NATL FINL INC         COM              316326107     1012    27500 SH       SOLE                    27500        0        0
GLOBALSANTAFE CORP             SHS              G3930E101     2889    60000 SH       SOLE                    60000        0        0
GOLDCORP INC NEW               COM              380956409     2896   130000 SH       SOLE                   130000        0        0
GRANT PRIDECO INC              COM              38821G101     2647    60000 SH       SOLE                    60000        0        0
INTERCONTINENTALEXCHANGE INC   COM              45865V100      364    10000 SH       SOLE                    10000        0        0
INVESTMENT TECHNOLOGY GRP NE   COM              46145F105     2835    80000 SH       SOLE                    80000        0        0
KERR MCGEE CORP                COM              492386107     3634    40000 SH       SOLE                    40000        0        0
LENNAR CORP                    CL B             526057302     2183    38500 SH       SOLE                    38500        0        0
M D C HLDGS INC                COM              552676108     2727    44000 SH       SOLE                    44000        0        0
M/I HOMES INC                  COM              55305B101      995    24500 SH       SOLE                    24500        0        0
MAGNA ENTMT CORP               CL A             559211107     1142   160000 SH       SOLE                   160000        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105     2821    50300 SH       SOLE                    50300        0        0
MCDONALDS CORP                 COM              580135101     3709   110000 SH       SOLE                   110000        0        0
MERCK & CO INC                 COM              589331107     1097    34500 SH       SOLE                    34500        0        0
MERCURY INTERACTIVE CORP       COM              589405109     1251    45000 SH       SOLE                    45000        0        0
MGIC INVT CORP WIS             COM              552848103     2468    37500 SH       SOLE                    37500        0        0
MICROSOFT CORP                 COM              594918104     2615   100000 SH       SOLE                   100000        0        0
NVR INC                        COM              62944T105      702     1000 SH       SOLE                     1000        0        0
OIL STS INTL INC               COM              678026105     2851    90000 SH       SOLE                    90000        0        0
PARALLEL PETE CORP DEL         COM              699157103     1956   115000 SH       SOLE                   115000        0        0
QUALCOMM INC                   COM              747525103     2154    50000 SH       SOLE                    50000        0        0
SAFEWAY INC                    COM NEW          786514208     2603   110000 SH       SOLE                   110000        0        0
SCIENTIFIC ATLANTA INC         COM              808655104    13024   302400 SH       SOLE                   302400        0        0
SEAGATE TECHNOLOGY             SHS              G7945J104     1999   100000 SH       SOLE                   100000        0        0
SOUTHWEST AIRLS CO             COM              844741108     3450   210000 SH       SOLE                   210000        0        0
STANCORP FINL GROUP INC        COM              852891100      699    14000 SH       SOLE                    14000        0        0
STARBUCKS CORP                 COM              855244109     3301   110000 SH       SOLE                   110000        0        0
STREETTRACKS GOLD TR           GOLD SHS         863307104     2837    55000 SH       SOLE                    55000        0        0
SYMBOL TECHNOLOGIES INC        COM              871508107     1282   100000 SH       SOLE                   100000        0        0
TECHNICAL OLYMPIC USA INC      COM              878483106     1877    89000 SH       SOLE                    89000        0        0
VERIZON COMMUNICATIONS         COM              92343V104     2003    66500 SH       SOLE                    66500        0        0